Share-Based Compensation (Tables)	12 Months Ended
May 31, 2024
Summary of NES Activities under 2006 and 2016 Share Incentive Plan
The NES activities under the 2016 Share Incentive Plan for the year ended May 31, 2024 are summarized as follows:

	Number of NES	Weighted-average grant date fair value (US$)
NES outstanding as of May 31, 2023	30,271,273	5.52
Granted	3,656,040	5.99
Vested	(12,191,640)	6.54
Forfeited	(266,411)	5.75

NES outstanding as of May 31, 2024	21,469,262	5.01

Koolearn pre ipo share option scheme [Member]
Share-based compensation, stock options
The movements of share options under the
Pre-IPO
Share Option Scheme are summarized as follows:

	Number of share option	Weighted average exercise price per option (US$)
Outstanding as of May 31, 2023	27,084,385	1.13
Exercised	(1,143,500)	1.13
Outstanding as of May 31, 2024	25,940,885	1.13

Options vested and expected to vest as of May 31, 2024	25,940,885	1.13

Exercisable as of May 31, 2024	25,940,885	1.13

Koolean Post Ipo Share Option Three [Member]
Share-based compensation, stock options
The movements of share options under the
Post-IPO
Share Option Scheme are summarized as follows:

	Number of share options	Weighted average exercise price per option (US$)
Outstanding as of May 31, 2023	40,462,810	0.67

Forfeited	(516,189)	0.67
Exercised	(3,942,676)	0.67
Cancelled	(1,519,999)	0.67

Outstanding as of May 31, 2024	34,483,946	0.67

Options vested and expected to vest as of May 31, 2024	34,483,946	0.67

Exercisable as of May 31, 2024	21,413,897	0.67

The fair value estimate of share options

	November 15, 2021
Weighted average share price	US$	0.67
Exercise price	US$	0.67
Expected volatility		61%
Expected life		10 years
Risk-free rate		1.63%
Expected dividend yield		0.00%

East Buy 2023 Scheme [Member]
Share-based compensation, stock options
The movements of share awards under the East Buy 2023 Scheme for the years ended May 31, 2023 and 2024 are summarized as follows:

	Number of shares	Weighted-average grant date fair value
		US$
NES outstanding as of May 31, 2023	30,314,000	3.69

Granted	30,000	3.88
Vested	(12,298,670)	3.69
Forfeited	(399,000)	3.69

NES outstanding as of May 31, 2024	17,646,330	3.69